UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating Rate Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.7%(1)

Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 1.9%

AWAS Capital, Inc.
	6,238,412	Term Loan, 3.00%, Maturing March 22, 2013	$4,429,273
CACI International, Inc.
	4,995,482	Term Loan, 2.22%, Maturing May 3, 2011	4,814,396
DAE Aviation Holdings, Inc.
	574,468	Term Loan, 4.39%, Maturing July 31, 2014	338,936
	564,875	Term Loan, 4.79%, Maturing July 31, 2014	333,276
Evergreen International Aviation
	6,510,665	Term Loan, 9.00%, Maturing October 31, 2011	3,426,238
Hawker Beechcraft Acquisition
	19,053,597	Term Loan, 3.22%, Maturing March 26, 2014	9,971,376
	1,237,644	Term Loan, 3.22%, Maturing March 26, 2014	647,700
Hexcel Corp.
	6,112,803	Term Loan, 3.34%, Maturing March 1, 2012	5,623,779
IAP Worldwide Services, Inc.
	3,310,855	Term Loan, 8.25%, Maturing December 30, 2012(2)	1,903,742
PGS Solutions, Inc.
	1,919,717	Term Loan, 3.50%, Maturing February 14, 2013	1,622,161
Spirit AeroSystems, Inc.
	3,767,761	Term Loan, 2.89%, Maturing December 31, 2011	3,466,340
TransDigm, Inc.
	9,650,000	Term Loan, 3.23%, Maturing June 23, 2013	8,886,038
Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 2.70%, Maturing December 22, 2009	7,125,000
	6,212,769	Term Loan, 2.93%, Maturing December 17, 2011	4,915,854
	2,666,667	Term Loan, 3.01%, Maturing December 17, 2011	1,933,333
	1,985,900	Term Loan, 7.50%, Maturing December 22, 2011	1,671,467
Wesco Aircraft Hardware Corp.
	4,132,319	Term Loan, 2.68%, Maturing September 29, 2013(3)	3,429,825

			$64,538,734

Air Transport — 1.0%

Delta Air Lines, Inc.

	9,928,000	Term loan, 4.51%, Maturing April 30, 2012	$6,731,184
	5,444,584	Term Loan — Second Lien, 3.74%, Maturing April 30, 2014	2,815,302
Northwest Airlines, Inc.
	25,758,158	DIP Loan, 2.46%, Maturing August 21, 2009	23,874,593

			$33,421,079

Automotive — 3.4%

Accuride Corp.
	11,097,001	Term Loan, 8.00%, Maturing January 31, 2012	$6,789,978
Adesa, Inc.
	21,183,104	Term Loan, 3.10%, Maturing October 18, 2013	17,772,624
Allison Transmission, Inc.
	6,702,044	Term Loan, 3.22%, Maturing September 30, 2014	4,838,500
Chrysler Financial
	4,465,995	Term Loan, 4.45%, Maturing August 1, 2014	3,317,596
CSA Acquisition Corp.
	1,906,967	Term Loan, 3.75%, Maturing December 23, 2011	629,299
	2,581,474	Term Loan, 3.75%, Maturing December 23, 2011	851,886
	2,310,750	Term Loan, 3.75%, Maturing December 23, 2012	762,548
Dayco Products, LLC
	8,179,702	Term Loan, 0.00%, Maturing June 21, 2011(4)	1,251,494
Federal-Mogul Corp.
	9,952,201	Term Loan, 2.43%, Maturing December 27, 2014	5,689,345
	7,874,811	Term Loan, 2.39%, Maturing December 27, 2015	4,501,769
Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 3.78%, Maturing February 15, 2012	653,886
Ford Motor Co.
	10,000,000	Revolving Loan, 3.31%, Maturing December 15, 2013(5)	5,092,500
	6,998,666	Term Loan, 3.69%, Maturing December 15, 2013	4,433,018
Fraikin, Ltd.
GBP	1,392,962	Term Loan, 3.21%, Maturing February 15, 2012(5)	906,698
GBP	1,612,016	Term Loan, 3.78%, Maturing February 15, 2012(5)	1,049,284
General Motors Corp.
	4,500,000	Term Loan, Maturing July 20, 2011(3)	2,466,563
	10,303,938	Term Loan, 8.00%, Maturing November 29, 2013	6,774,839
Goodyear Tire & Rubber Co.
	24,755,707	Term Loan — Second Lien, 2.19%, Maturing April 30, 2010	20,799,225
HLI Operating Co., Inc.
EUR	425,455	Term Loan, 9.50%, Maturing May 30, 2014	222,353
EUR	7,245,491	Term Loan, 9.50%, Maturing May 30, 2014	3,786,671
Keystone Automotive Operations, Inc.
	6,876,458	Term Loan, 4.33%, Maturing January 12, 2012	2,870,921
Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 3.78%, Maturing February 15, 2012(5)	981,145
Tenneco Automotive, Inc.
	5,050,000	Term Loan, 5.50%, Maturing March 17, 2014	2,840,625
TriMas Corp.
	893,750	Term Loan, 2.75%, Maturing August 2, 2011	766,391
	8,001,094	Term Loan, 3.09%, Maturing August 2, 2013	6,860,938
TRW Automotive, Inc.
	8,104,714	Term Loan, 2.00%, Maturing February 2, 2014	5,443,669

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Automotive (continued)

United Components, Inc.
	7,501,299	Term Loan, 3.50%, Maturing June 30, 2010	$5,663,481

			$118,017,246

Beverage and Tobacco — 0.2%

Culligan International Co.
	12,335,818	Term Loan, 3.00%, Maturing November 24, 2014	$6,414,625
Van Houtte, Inc.
	855,911	Term Loan, 3.72%, Maturing July 11, 2014	697,567
	116,715	Term Loan, 3.72%, Maturing July 11, 2014	95,123

			$7,207,315

Brokers, Dealers and Investment Houses — 0.3%

AmeriTrade Holding Corp.
	9,445,522	Term Loan, 1.95%, Maturing December 31, 2012	$8,961,439

			$8,961,439

Building and Development — 3.5%

401 North Wabash Venture, LLC
	5,488,425	Term Loan, 9.57%, Maturing November 7, 2009(5)	$4,116,319
AIMCO Properties, L.P.
	9,378,906	Term Loan, 1.96%, Maturing March 23, 2011	8,253,438
Beacon Sales Acquisition, Inc.
	4,359,478	Term Loan, 3.13%, Maturing September 30, 2013	3,563,874
Brickman Group Holdings, Inc.
	5,830,004	Term Loan, 2.43%, Maturing January 23, 2014	5,093,966
Building Materials Corp. of America
	3,581,803	Term Loan, 3.25%, Maturing February 22, 2014	2,699,784
Capital Automotive (REIT)
	4,788,753	Term Loan, 2.26%, Maturing December 16, 2010	3,148,605
Contech Construction Products
	1,821,954	Term Loan, 2.47%, Maturing January 13, 2013	938,876
Epco/Fantome, LLC
	9,460,000	Term Loan, 3.06%, Maturing November 23, 2010	7,236,900
Financiere Daunou S.A.
	1,664,521	Term Loan, 3.94%, Maturing May 31, 2015	542,010
EUR	1,067,260	Term Loan, 5.16%, Maturing May 31, 2015	478,935
EUR	2,613,290	Term Loan, 5.16%, Maturing May 31, 2015	1,172,719
	2,452,266	Term Loan, 4.19%, Maturing February 28, 2016	798,519
EUR	1,246,799	Term Loan, 5.41%, Maturing February 28, 2016	559,503
EUR	2,423,776	Term Loan, 5.41%, Maturing February 28, 2016	1,087,674
Forestar USA Real Estate Group, Inc.
	10,622,652	Revolving Loan, 4.38%, Maturing December 1, 2010(5)	8,763,688
	5,625,000	Term Loan, 4.44%, Maturing December 1, 2010	4,640,625
Hearthstone Housing Partners II, LLC
	9,780,000	Revolving Loan, 3.26%, Maturing December 1, 2009(5)	4,880,220
Hovstone Holdings, LLC
	4,260,000	Term Loan, 5.50%, Maturing July 1, 2009(6)	1,713,798
LNR Property Corp.
	9,154,000	Term Loan, 4.00%, Maturing July 3, 2011	4,888,236
Mueller Water Products, Inc.
	8,811,589	Term Loan, 2.66%, Maturing May 24, 2014	7,445,792
NCI Building Systems, Inc.
	5,975,136	Term Loan, 1.95%, Maturing June 18, 2010	4,809,985
November 2005 Land Investors
	609,682	Term Loan, 6.43%, Maturing May 9, 2011(2)	304,841
Panolam Industries Holdings, Inc.
	2,925,967	Term Loan, 5.00%, Maturing September 30, 2012	1,682,431
Realogy Corp.
	2,831,666	Term Loan, 4.18%, Maturing September 1, 2014	1,845,640
	10,518,058	Term Loan, 4.18%, Maturing September 1, 2014	6,855,523
Shea Capital I, LLC
	6,915	Term Loan, 4.50%, Maturing October 27, 2011	4,668
South Edge, LLC
	8,794,643	Term Loan, 0.00%, Maturing October 31, 2009(4)	1,597,696
Standard Pacific Corp.
	4,680,000	Term Loan, 3.00%, Maturing May 5, 2013	2,402,398
TRU 2005 RE Holding Co.
	19,564,804	Term Loan, 3.51%, Maturing December 9, 2009	12,374,739
United Subcontractors, Inc.
	6,019,996	Term Loan — Second Lien, 11.69%, Maturing June 27, 2013(2)(6)	397,320
WCI Communities, Inc.
	18,240,601	Term Loan, 5.75%, Maturing December 23, 2010	8,139,868
Wintergames Acquisition ULC
	12,912,849	Term Loan, 7.93%, Maturing October 22, 2013	8,716,173

			$121,154,763

Business Equipment and Services — 7.0%

ACCO Brands Corp.
	5,207,841	Term Loan, 7.75%, Maturing August 17, 2012	$3,306,979
Activant Solutions, Inc.
	6,650,810	Term Loan, 2.94%, Maturing May 1, 2013	4,566,892
Acxiom Corp.
	9,641,555	Term Loan, 2.60%, Maturing September 15, 2012	8,966,646
Affiliated Computer Services
	5,901,750	Term Loan, 2.44%, Maturing March 20, 2013	5,578,794
	10,088,712	Term Loan, 2.46%, Maturing March 20, 2013	9,536,637

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Affinion Group, Inc.
	10,848,480	Term Loan, 3.73%, Maturing October 17, 2012	$9,546,663
Education Management, LLC
	11,361,536	Term Loan, 3.00%, Maturing June 1, 2013	10,237,550
Info USA, Inc.
	889,713	Term Loan, 3.22%, Maturing February 14, 2012	718,443
	1,959,815	Term Loan, 3.22%, Maturing February 14, 2012	1,582,550
Information Resources, Inc.
	4,445,690	Term Loan, 3.00%, Maturing May 7, 2014	3,701,037
Intergraph Corp.
	3,349,524	Term Loan, 3.26%, Maturing May 29, 2014	3,064,814
iPayment, Inc.
	12,366,293	Term Loan, 2.89%, Maturing May 10, 2013	8,409,080
Kronos, Inc.
	8,517,947	Term Loan, 3.47%, Maturing June 11, 2014	6,345,871
Language Line, Inc.
	6,435,271	Term Loan, 4.47%, Maturing June 11, 2011	5,663,039
Mitchell International, Inc.
	2,000,000	Term Loan, 3.25%, Maturing March 28, 2014	1,560,000
N.E.W. Holdings I, LLC
	9,166,556	Term Loan, 3.47%, Maturing May 22, 2014	6,393,672
Protection One, Inc.
	10,628,919	Term Loan, 2.68%, Maturing March 31, 2012	8,379,128
Quintiles Transnational Corp.
	10,056,346	Term Loan, 2.92%, Maturing March 31, 2013	9,201,557
Sabre, Inc.
	30,769,734	Term Loan, 3.07%, Maturing September 30, 2014	17,131,049
Safenet, Inc.
	3,930,000	Term Loan, 2.96%, Maturing April 12, 2014	2,809,950
Serena Software, Inc.
	5,060,636	Term Loan, 2.92%, Maturing March 10, 2013	3,624,680
Sitel (Client Logic)
	5,865,854	Term Loan, 6.42%, Maturing January 29, 2014	3,666,159
EUR	941,032	Term Loan, 6.47%, Maturing January 29, 2014	747,048
Solera Holdings, LLC
EUR	2,984,394	Term Loan, 3.44%, Maturing May 15, 2014	3,435,327
Solera Nederland Holdings
	3,774,691	Term Loan, 3.13%, Maturing May 15, 2014	3,331,165
SunGard Data Systems, Inc.
	37,268,438	Term Loan, 2.67%, Maturing February 11, 2013	33,639,946
	3,457,625	Term Loan, 6.75%, Maturing February 28, 2014	3,409,464
TDS Investor Corp.
	10,807,500	Term Loan, 2.68%, Maturing August 23, 2013	7,403,138
	13,317,413	Term Loan, 2.97%, Maturing August 23, 2013	8,985,551
	2,672,147	Term Loan, 3.47%, Maturing August 23, 2013	1,802,956
EUR	2,105,820	Term Loan, 3.78%, Maturing August 23, 2013	1,801,750
Transaction Network Services, Inc.
	4,404,128	Term Loan, 2.49%, Maturing May 4, 2012	4,158,233
Valassis Communications, Inc.
	740,100	Term Loan, 2.18%, Maturing March 2, 2014	634,636
	4,386,863	Term Loan, 2.18%, Maturing March 2, 2014	3,761,735
VWR International, Inc.
	14,675,000	Term Loan, 2.93%, Maturing June 28, 2013	11,862,287
West Corp.
	23,975,483	Term Loan, 2.83%, Maturing October 24, 2013	20,295,918

			$239,260,344

Cable and Satellite Television — 7.4%

Atlantic Broadband Finance, LLC
	9,803,139	Term Loan, 3.47%, Maturing February 10, 2011	$8,896,349
Bresnan Broadband Holdings, LLC
	1,500,000	Term Loan, 3.05%, Maturing March 29, 2014	1,378,751
	15,551,500	Term Loan, 3.24%, Maturing March 29, 2014	14,294,426
Cequel Communications, LLC
	33,854,603	Term Loan, 2.48%, Maturing November 5, 2013	30,773,834
Charter Communications Operating, Inc.
	42,936,110	Term Loan, 4.69%, Maturing April 28, 2013	36,334,683
CSC Holdings, Inc.
	14,843,500	Term Loan, 2.20%, Maturing March 29, 2013	13,771,992
CW Media Holdings, Inc.
	4,987,342	Term Loan, 4.47%, Maturing February 15, 2015	4,041,308
DirectTV Holdings, LLC
	1,985,000	Term Loan, 5.25%, Maturing April 13, 2013	1,936,616
Foxco Acquisition Sub., LLC
	4,556,907	Term Loan, 7.25%, Maturing July 2, 2015	2,802,498
Insight Midwest Holdings, LLC
	25,316,250	Term Loan, 2.50%, Maturing April 6, 2014	23,259,305
MCC Iowa, LLC
	758,563	Term Loan, 1.83%, Maturing March 31, 2010	737,702
	7,695,127	Term Loan, 2.08%, Maturing January 31, 2015	6,867,901
	7,820,000	Term Loan, 2.08%, Maturing January 31, 2015	6,979,350
Mediacom Illinois, LLC
	1,740,000	Term Loan, 1.58%, Maturing September 30, 2012	1,513,800
	14,248,506	Term Loan, 1.83%, Maturing January 31, 2015	12,752,413
NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 4.60%, Maturing March 30, 2012	7,474,276
GBP	3,500,000	Term Loan, 4.92%, Maturing March 30, 2013	4,021,368
ProSiebenSat.1 Media AG
EUR	2,019,706	Term Loan, 4.59%, Maturing March 2, 2015	434,244
EUR	600,197	Term Loan, 3.75%, Maturing June 26, 2015	507,953
EUR	12,586,345	Term Loan, 3.75%, Maturing June 26, 2015	10,651,970
EUR	2,019,706	Term Loan, 4.84%, Maturing March 2, 2016	434,244

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.
EUR	24,554,835	Term Loan, 3.14%, Maturing October 16, 2011	$26,647,947
	10,925,000	Term Loan, 2.32%, Maturing December 31, 2014	10,119,281
Virgin Media Investment Holding
GBP	1,130,170	Term Loan, 5.31%, Maturing March 30, 2012	1,386,438
GBP	2,224,230	Term Loan, 5.39%, Maturing March 30, 2012	2,728,576
GBP	3,637,947	Term Loan, 5.39%, Maturing March 30, 2012	4,462,855
YPSO Holding SA
EUR	10,915,016	Term Loan, 3.69%, Maturing July 28, 2014	9,675,910
EUR	4,212,294	Term Loan, 3.69%, Maturing July 28, 2014	3,734,101
EUR	6,872,691	Term Loan, 3.69%, Maturing July 28, 2014	6,092,482

			$254,712,573

Chemicals and Plastics — 4.6%

Arizona Chemical, Inc.
EUR	2,828,359	Term Loan, 3.78%, Maturing February 28, 2013	$3,068,605
Brenntag Holding GmbH and Co. KG
	3,043,636	Term Loan, 2.50%, Maturing December 23, 2013	2,465,345
	9,036,364	Term Loan, 3.18%, Maturing December 23, 2013	7,319,455
EUR	3,511,248	Term Loan, 4.57%, Maturing December 23, 2013	3,689,487
EUR	770,053	Term Loan — Second Lien, 5.65%, Maturing June 23, 2015	577,353
EUR	229,947	Term Loan — Second Lien, 5.65%, Maturing June 23, 2015	172,404
Celanese Holdings, LLC
EUR	980,000	Term Loan, 3.26%, Maturing April 6, 2011	1,137,800
	10,175,806	Term Loan, 2.94%, Maturing April 2, 2014	9,058,778
	15,511,800	Term Loan, 2.94%, Maturing April 2, 2014	13,809,023
Cognis GmbH
EUR	4,276,426	Term Loan, 3.65%, Maturing September 15, 2013	4,243,604
EUR	1,248,574	Term Loan, 3.65%, Maturing September 15, 2013	1,229,079
Columbian Chemicals Acquisition
	4,029,311	Term Loan, 4.47%, Maturing March 16, 2013	2,518,319
Ferro Corp.
	13,591,267	Term Loan, 7.10%, Maturing June 6, 2012	9,683,778
First Chemical Holding
EUR	575,045	Term Loan, 4.56%, Maturing December 18, 2014	233,008
EUR	575,045	Term Loan, 5.06%, Maturing December 18, 2015	233,008
Foamex, L.P.
	3,654,707	Term Loan, 0.00%, Maturing February 12, 2013(4)	1,053,773
Georgia Gulf Corp.
	5,086,405	Term Loan, 8.91%, Maturing October 3, 2013	3,289,210
Hexion Specialty Chemicals, Inc.
EUR	1,110,671	Term Loan, 3.78%, Maturing May 5, 2012	646,593
	2,494,230	Term Loan, 3.44%, Maturing May 5, 2013	1,259,586
	15,236,752	Term Loan, 3.50%, Maturing May 5, 2013	7,553,071
	3,309,361	Term Loan, 3.50%, Maturing May 5, 2013	1,640,496
	9,700,000	Term Loan, 3.85%, Maturing May 5, 2013	4,656,000
Huntsman International, LLC
	13,096,110	Term Loan, 2.18%, Maturing August 16, 2012	10,869,771
INEOS Group
EUR	560,805	Term Loan, 6.21%, Maturing December 14, 2011	405,009
EUR	561,829	Term Loan, 6.71%, Maturing December 14, 2011	405,748
	4,339,156	Term Loan, 7.00%, Maturing December 14, 2012	2,451,623
	9,968,040	Term Loan, 7.50%, Maturing December 14, 2013	5,349,518
	9,968,041	Term Loan, 8.00%, Maturing December 14, 2014	5,349,518
Innophos, Inc.
	3,464,969	Term Loan, 3.43%, Maturing August 10, 2010	3,265,733
ISP Chemco, Inc.
	8,559,506	Term Loan, 2.63%, Maturing June 4, 2014	7,794,500
Kranton Polymers, LLC
	9,781,849	Term Loan, 3.25%, Maturing May 12, 2013	6,661,439
Lucite International Group Holdings
	4,752,630	Term Loan, 2.68%, Maturing July 7, 2013	4,610,051
	1,683,000	Term Loan, 2.68%, Maturing July 7, 2013	1,632,510
MacDermid, Inc.
	3,329,838	Term Loan, 2.43%, Maturing April 12, 2014	2,078,375
Millenium Inorganic Chemicals
	6,678,506	Term Loan, 3.47%, Maturing April 30, 2014	4,341,029
Momentive Performance Material
	4,900,000	Term Loan, 2.40%, Maturing December 4, 2013	3,301,375
Propex Fabrics, Inc.
	4,635,016	Term Loan, 7.25%, Maturing July 31, 2012(2)	730,015
Rockwood Specialties Group, Inc.
EUR	712,271	Term Loan, 2.71%, Maturing July 30, 2011	829,317
	19,670,737	Term Loan, 2.18%, Maturing December 10, 2012	17,745,818
Solo Cup Co.
	1,804,190	Term Loan, 4.72%, Maturing February 27, 2011	1,694,811
TPG Spring UK, Ltd.
EUR	2,316,194	Term Loan, 0.00%, Maturing June 27, 2013(2)(4)	363,150
EUR	2,319,064	Term Loan, 0.00%, Maturing June 27, 2013(2)(4)	363,600

			$159,780,685

Clothing/Textiles — 0.5%

Hanesbrands, Inc.
	7,796,641	Term Loan, 5.80%, Maturing September 5, 2013	$7,639,086
	5,000,000	Term Loan — Second Lien, 4.84%, Maturing March 5, 2014	4,525,000
St. John Knits International, Inc.
	4,060,501	Term Loan, 9.00%, Maturing March 23, 2012	2,740,838

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Clothing/Textiles (continued)

The William Carter Co.
	2,312,501	Term Loan, 2.01%, Maturing July 14, 2012	$2,196,876

			$17,101,800

Conglomerates — 2.7%

Amsted Industries, Inc.
	9,548,448	Term Loan, 3.15%, Maturing October 15, 2010	$8,736,830
	6,316,419	Term Loan, 3.24%, Maturing April 5, 2013	5,779,523
Doncasters (Dunde HoldCo 4 Ltd.)
	3,896,883	Term Loan, 2.99%, Maturing July 13, 2015	2,279,677
GBP	727,123	Term Loan, 3.48%, Maturing July 13, 2015	656,158
	3,896,883	Term Loan, 3.49%, Maturing July 13, 2015	2,279,677
GBP	727,123	Term Loan, 3.98%, Maturing July 13, 2015	656,158
Jarden Corp.
	10,931,691	Term Loan, 2.97%, Maturing January 24, 2012	10,499,889
	4,494,589	Term Loan, 2.97%, Maturing January 24, 2012	4,317,053
	1,990,357	Term Loan, 3.72%, Maturing January 24, 2012	1,932,304
Johnson Diversey, Inc.
	2,003,022	Term Loan, 3.18%, Maturing December 16, 2010	1,897,863
	7,976,105	Term Loan, 3.18%, Maturing December 16, 2011	7,557,360
Polymer Group, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(5)	850,000
	16,772,470	Term Loan, 3.21%, Maturing November 22, 2012	14,508,187
RBS Global, Inc.
	2,248,250	Term Loan, 2.44%, Maturing July 19, 2013	1,778,928
	11,485,246	Term Loan, 3.36%, Maturing July 19, 2013	9,145,127
RGIS Holdings, LLC
	14,577,649	Term Loan, 3.45%, Maturing April 30, 2014	10,908,936
	728,882	Term Loan, 3.72%, Maturing April 30, 2014	545,447
The Manitowoc Company, Inc.
	5,187,000	Term Loan, 6.50%, Maturing August 21, 2014	3,983,616
US Investigations Services, Inc.
	1,960,001	Term Loan, 3.98%, Maturing February 21, 2015	1,603,933
Vertrue, Inc.
	2,448,926	Term Loan, 4.22%, Maturing August 16, 2014	1,824,450

			$91,741,116

Containers and Glass Products — 3.5%

Berry Plastics Corp.
	20,497,191	Term Loan, 2.47%, Maturing April 3, 2015	$15,091,057
Consolidated Container Co.
	5,850,353	Term Loan, 2.68%, Maturing March 28, 2014	4,095,247
Crown Americas, Inc.
	4,702,520	Term Loan, 2.20%, Maturing November 15, 2012	4,532,054
	1,406,500	Term Loan, 2.20%, Maturing November 15, 2012	1,355,514
EUR	4,365,000	Term Loan, 2.75%, Maturing November 15, 2012	5,111,168
Graham Packaging Holdings Co.
	20,009,142	Term Loan, 2.76%, Maturing October 7, 2011	18,119,399
Graphic Packaging International, Inc.
	27,563,286	Term Loan, 3.06%, Maturing May 16, 2014	25,036,642
	3,448,293	Term Loan, 3.79%, Maturing May 16, 2014	3,183,922
JSG Acquisitions
EUR	1,250,000	Term Loan, 3.20%, Maturing December 31, 2014	1,312,304
EUR	1,250,000	Term Loan, 3.35%, Maturing December 31, 2014	1,312,304
OI European Group B.V.
EUR	12,064,500	Term Loan, 2.49%, Maturing June 14, 2013	13,967,222
Owens-Brockway Glass Container
	4,096,569	Term Loan, 1.95%, Maturing June 14, 2013	3,757,324
Pregis Corp.
	2,548,324	Term Loan, 2.68%, Maturing October 12, 2011	2,038,660
Smurfit-Stone Container Corp.
	6,070,267	DIP Loan, 10.00%, Maturing August 6, 2010	6,127,175
	7,936,500	Term Loan, 2.98%, Maturing November 1, 2009	6,230,152
	2,631,856	Term Loan, 3.31%, Maturing December 31, 2009	2,066,007
	1,032,925	Term Loan, 2.82%, Maturing November 1, 2011	803,616
	1,812,566	Term Loan, 2.82%, Maturing November 1, 2011	1,397,489
	3,416,395	Term Loan, 2.82%, Maturing November 1, 2011	2,657,955
	1,592,728	Term Loan, 4.50%, Maturing November 1, 2011	1,227,993

			$119,423,204

Cosmetics/Toiletries — 0.3%

American Safety Razor Co.
	3,399,475	Term Loan, 3.45%, Maturing July 31, 2013	$2,983,040
Bausch & Lomb, Inc.
	403,226	Term Loan, 3.53%, Maturing April 30, 2015(5)	350,504
	1,592,742	Term Loan, 4.47%, Maturing April 30, 2015	1,384,491
Prestige Brands, Inc.
	6,424,026	Term Loan, 2.68%, Maturing April 7, 2011	6,199,185

			$10,917,220

Drugs — 0.8%

Graceway Pharmaceuticals, LLC
	9,101,141	Term Loan, 3.18%, Maturing May 3, 2012	$6,723,468
Pharmaceutical Holdings Corp.
	2,204,939	Term Loan, 3.75%, Maturing January 30, 2012	1,962,396
Stiefel Laboratories, Inc.
	2,809,758	Term Loan, 3.39%, Maturing December 28, 2013	2,771,124
	6,139,793	Term Loan, 3.39%, Maturing December 28, 2013	6,055,371

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Drugs (continued)

Warner Chilcott Corp.
	1,450,753	Term Loan, 2.43%, Maturing January 18, 2012	$1,368,785
	10,114,191	Term Loan, 2.87%, Maturing January 18, 2012	9,542,739

			$28,423,883

Ecological Services and Equipment — 0.4%

Big Dumpster Merger Sub, Inc.
	678,489	Term Loan, 2.68%, Maturing February 5, 2013	$369,777
Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 3.24%, Maturing April 1, 2015	2,152,242
Casella Waste Systems, Inc.
	2,958,910	Term Loan, 2.47%, Maturing April 28, 2010	2,773,978
Environmental Systems Products Holdings, Inc.
	466,049	Term Loan — Second Lien, 13.50%, Maturing December 12, 2010	322,599
Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 3.32%, Maturing December 17, 2009(5)	2,475,000
	5,409,224	Term Loan, 2.80%, Maturing December 17, 2010	4,895,347
Wastequip, Inc.
	285,680	Term Loan, 2.68%, Maturing February 5, 2013	155,695

			$13,144,638

Electronics/Electrical — 2.7%

Aspect Software, Inc.
	3,501,710	Term Loan, 4.25%, Maturing July 11, 2011	$2,293,620
Fairchild Semiconductor Corp.
	9,218,018	Term Loan, 2.25%, Maturing June 26, 2013	5,761,261
FCI International S.A.S.
	761,894	Term Loan, 4.15%, Maturing November 1, 2013	392,375
	733,492	Term Loan, 4.15%, Maturing November 1, 2013	377,749
	733,492	Term Loan, 4.15%, Maturing November 1, 2013	377,749
	761,894	Term Loan, 4.15%, Maturing November 1, 2013	392,375
	996,924	Term Loan, 4.15%, Maturing November 1, 2013	513,416
Freescale Semiconductor, Inc.
	29,969,530	Term Loan, 2.26%, Maturing December 1, 2013	17,653,941
Infor Enterprise Solutions Holdings
EUR	2,932,500	Term Loan, 3.96%, Maturing July 28, 2012	2,754,793
	19,422,953	Term Loan, 4.18%, Maturing July 28, 2012	13,984,526
	7,209,872	Term Loan, 4.18%, Maturing July 28, 2012	5,191,108
Network Solutions, LLC
	10,222,972	Term Loan, 3.13%, Maturing March 7, 2014	7,411,655
Open Solutions, Inc.
	10,184,321	Term Loan, 3.23%, Maturing January 23, 2014	5,601,376
Sensata Technologies Finance Co.
	16,839,082	Term Loan, 2.80%, Maturing April 27, 2013	11,913,650
Spectrum Brands, Inc.
	363,638	Term Loan, 2.72%, Maturing March 30, 2013	289,910
	7,088,577	Term Loan, 6.25%, Maturing March 30, 2013	5,651,368
SS&C Technologies, Inc.
	3,401,350	Term Loan, 3.22%, Maturing November 23, 2012	2,806,113
Vertafore, Inc.
	9,853,826	Term Loan, 3.75%, Maturing January 31, 2012	8,966,982
	1,985,000	Term Loan, 5.50%, Maturing January 31, 2012	1,806,350

			$94,140,317

Equipment Leasing — 0.0%

Hertz Corp.
	7,960	Term Loan, 2.22%, Maturing December 21, 2012	$6,460
	835,057	Term Loan, 2.98%, Maturing December 21, 2012	677,649

			$684,109

Farming/Agriculture — 0.3%

BF Bolthouse HoldCo, LLC
	4,069,386	Term Loan, 2.81%, Maturing December 16, 2012	$3,601,406
Central Garden & Pet Co.
	9,898,555	Term Loan, 1.94%, Maturing February 28, 2014	7,832,231

			$11,433,637

Financial Intermediaries — 1.4%

Asset Acceptance Capital Corp.
	1,447,053	Term Loan, 3.57%, Maturing June 5, 2013	$1,208,289
Citco III, Ltd.
	13,974,169	Term Loan, 3.58%, Maturing June 30, 2014	7,755,664
E.A. Viner International Co.
	452,440	Term Loan, 5.72%, Maturing July 31, 2013	282,775
Grosvenor Capital Management
	4,033,614	Term Loan, 2.74%, Maturing December 5, 2013	3,025,210
INVESTools, Inc.
	2,555,438	Term Loan, 3.68%, Maturing August 13, 2012	2,491,552
Jupiter Asset Management Group
GBP	3,643,625	Term Loan, 3.71%, Maturing June 30, 2015	2,567,081
Lender Processing Services, Inc.
	1,996,066	Term Loan, 2.93%, Maturing July 2, 2014	1,943,669
LPL Holdings, Inc.
	25,158,085	Term Loan, 2.66%, Maturing December 18, 2014	21,552,101
Nuveen Investments, Inc.
	2,000,000	Term Loan, Maturing November 2, 2014(3)	1,319,376

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Oxford Acquisition III, Ltd.
	11,050,711	Term Loan, 3.10%, Maturing May 24, 2014	$3,812,495
RJO Holdings Corp. (RJ O’Brien)
	4,006,868	Term Loan, 3.47%, Maturing July 31, 2014	1,502,575

			$47,460,787

Food Products — 2.8%

Acosta, Inc.
	15,530,418	Term Loan, 2.68%, Maturing July 28, 2013	$13,530,877
Advantage Sales & Marketing, Inc.
	10,526,396	Term Loan, 2.48%, Maturing March 29, 2013	9,157,964
American Seafoods Group, LLC
	1,929,869	Term Loan, 2.18%, Maturing September 30, 2012	1,794,779
BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 2.94%, Maturing December 31, 2013	4,275,936
GBP	2,500,000	Term Loan — Second Lien, 6.49%, Maturing June 30, 2015	2,459,419
Dean Foods Co.
	23,666,877	Term Loan, 2.71%, Maturing April 2, 2014	22,112,105
Dole Food Company, Inc.
	1,769,396	Term Loan, 7.96%, Maturing April 12, 2013	1,693,213
	6,444,409	Term Loan, 7.97%, Maturing April 12, 2013	6,166,938
	1,367,358	Term Loan, 7.98%, Maturing April 12, 2013	1,308,485
MafCo Worldwide Corp.
	732,856	Term Loan, 2.48%, Maturing December 8, 2011	597,277
Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 3.18%, Maturing April 2, 2013(5)	2,700,000
	26,104,948	Term Loan, 3.25%, Maturing April 2, 2014	21,887,380
Reddy Ice Group, Inc.
	12,335,000	Term Loan, 2.20%, Maturing August 9, 2012	8,326,125

			$96,010,498

Food Service — 2.5%

AFC Enterprises, Inc.
	1,983,860	Term Loan, 2.97%, Maturing May 11, 2011	$1,805,312
Aramark Corp.
	34,999,090	Term Loan, 3.10%, Maturing January 26, 2014	32,024,167
	2,305,236	Term Loan, 4.06%, Maturing January 26, 2014	2,109,291
Buffets, Inc.
	14,402,960	Term Loan, 7.73%, Maturing July 22, 2009(2)	2,160,444
	1,500,017	Term Loan, 7.73%, Maturing July 22, 2009(2)	225,003
	6,656,973	Term Loan, 18.00%, Maturing April 30, 2012	6,257,555
	4,398,205	Term Loan, 7.43%, Maturing May 1, 2013(2)	368,350
	29,907,215	Term Loan, 7.77%, Maturing November 1, 2013(2)	2,504,729
CBRL Group, Inc.
	2,918,621	Term Loan, 2.01%, Maturing April 27, 2013	2,586,628
	6,434,435	Term Loan, 2.69%, Maturing April 27, 2013	5,702,518
JRD Holdings, Inc.
	2,886,719	Term Loan, 2.71%, Maturing June 26, 2014	2,735,166
Maine Beverage Co., LLC
	2,219,643	Term Loan, 2.97%, Maturing June 30, 2010	1,809,009
OSI Restaurant Partners, LLC
	832,528	Term Loan, 4.50%, Maturing May 9, 2013	590,054
	9,416,203	Term Loan, 2.75%, Maturing May 9, 2014	6,673,734
QCE Finance, LLC
	8,939,577	Term Loan, 3.50%, Maturing May 5, 2013	5,348,844
Sagittarius Restaurants, LLC
	4,344,567	Term Loan, 9.50%, Maturing March 29, 2013	2,541,572
Selecta
CHF	18,404,850	Term Loan, 3.22%, Maturing June 28, 2015	9,473,737
SSP Financing, Ltd.
	3,954,516	Term Loan, 2.68%, Maturing June 15, 2014	1,127,037
	3,954,516	Term Loan, 3.18%, Maturing June 15, 2015	1,127,037

			$87,170,187

Food/Drug Retailers — 2.0%

General Nutrition Centers, Inc.
	13,462,856	Term Loan, 3.15%, Maturing September 16, 2013	$11,409,771
Pantry, Inc. (The)
	6,740,770	Term Loan, 1.93%, Maturing May 15, 2014	5,999,286
	62,031	Term Loan, 1.93%, Maturing May 15, 2014	55,207
Rite Aid Corp.
	26,750,000	Term Loan, 2.20%, Maturing June 1, 2014	21,707,625
	10,022,244	Term Loan, 6.00%, Maturing June 4, 2014	8,178,151
Rite Aid Funding II
	4,000,000	Term Loan — Second Lien, 14.25%, Maturing September 14, 2010	4,080,000
Roundy’s Supermarkets, Inc.
	19,043,149	Term Loan, 3.20%, Maturing November 3, 2011	17,456,227

			$68,886,267

Forest Products — 1.7%

Appleton Papers, Inc.
	11,461,163	Term Loan, 6.50%, Maturing June 5, 2014	$8,309,343
Georgia-Pacific Corp.
	435,009	Term Loan, 2.72%, Maturing December 20, 2012	406,870
	39,770,777	Term Loan, 3.24%, Maturing December 20, 2012	37,198,124
Newpage Corp.
	7,936,730	Term Loan, 4.79%, Maturing December 5, 2014	6,199,467

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Forest Products (continued)

Xerium Technologies, Inc.
	8,998,092	Term Loan, 6.72%, Maturing May 18, 2012	$5,646,303

			$57,760,107

Healthcare — 8.5%

Accellent, Inc.
	3,095,778	Term Loan, 3.76%, Maturing November 22, 2012	$2,574,657
Alliance Imaging, Inc.
	4,635,234	Term Loan, 3.66%, Maturing December 29, 2011	4,438,237
American Medical Systems
	6,773,055	Term Loan, 2.69%, Maturing July 20, 2012	6,298,941
AMN Healthcare, Inc.
	4,667,124	Term Loan, 2.97%, Maturing November 2, 2011	4,270,419
AMR HoldCo, Inc.
	5,381,470	Term Loan, 2.47%, Maturing February 10, 2012	4,924,045
Biomet, Inc.
	8,098,889	Term Loan, 4.15%, Maturing December 26, 2014	7,592,708
EUR	2,929,666	Term Loan, 4.34%, Maturing December 26, 2014	3,556,451
Cardinal Health 409, Inc.
	14,634,325	Term Loan, 2.68%, Maturing April 10, 2014	10,302,565
Carestream Health, Inc.
	14,583,595	Term Loan, 2.43%, Maturing April 30, 2013	12,658,561
Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 3.47%, Maturing March 23, 2015	3,052,193
Community Health Systems, Inc.
	912,612	Term Loan, 2.68%, Maturing July 25, 2014	826,018
	38,064,246	Term Loan, 3.45%, Maturing July 25, 2014	34,452,482
Concentra, Inc.
	6,895,000	Term Loan, 3.47%, Maturing June 25, 2014	5,102,300
CRC Health Corp.
	1,886,550	Term Loan, 3.47%, Maturing February 6, 2013	1,367,749
	3,802,500	Term Loan, 3.47%, Maturing February 6, 2013	2,756,813
Dako Equity Project Delphi
	1,568,302	Term Loan, 3.33%, Maturing June 12, 2016	828,586
EUR	3,098,534	Term Loan, 3.52%, Maturing June 12, 2016	2,165,991
DaVita, Inc.
	13,753,556	Term Loan, 2.20%, Maturing October 5, 2012	12,975,627
DJO Finance, LLC
	2,000,000	Term Loan, Maturing May 15, 2014(3)	1,781,000
Fenwal, Inc.
	2,991,279	Term Loan, 2.73%, Maturing February 28, 2014	2,368,097
	508,721	Term Loan, 3.51%, Maturing February 28, 2014	402,738
Fresenius Medical Care Holdings
	6,664,414	Term Loan, 2.61%, Maturing March 31, 2013	6,367,641
Hanger Orthopedic Group, Inc.
	3,309,903	Term Loan, 2.44%, Maturing May 30, 2013	3,020,287
HCA, Inc.
	46,505,328	Term Loan, 3.47%, Maturing November 18, 2013	42,087,322
Health Management Association, Inc.
	22,542,680	Term Loan, 2.97%, Maturing February 28, 2014	19,614,949
HealthSouth Corp.
	2,000,000	Term Loan, 2.80%, Maturing March 21, 2010	1,620,000
	6,601,933	Term Loan, 2.96%, Maturing March 10, 2013	5,988,897
Iasis Healthcare, LLC
	110,864	Term Loan, 2.43%, Maturing March 14, 2014	98,724
	320,375	Term Loan, 2.43%, Maturing March 14, 2014	285,294
	29,787	Term Loan, 2.44%, Maturing March 14, 2014	26,526
Ikaria Acquisition, Inc.
	4,435,438	Term Loan, 3.03%, Maturing March 28, 2013	3,781,211
IM U.S. Holdings, LLC
	6,553,027	Term Loan, 2.78%, Maturing June 26, 2014	6,054,997
inVentiv Health, Inc.
	7,943,513	Term Loan, 2.97%, Maturing July 6, 2014	6,851,280
LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 2.89%, Maturing April 15, 2012	10,941,049
MultiPlan Merger Corp.
	3,149,149	Term Loan, 2.94%, Maturing April 12, 2013	2,775,188
	3,538,067	Term Loan, 2.94%, Maturing April 12, 2013	3,117,922
Mylan, Inc.
	3,000,000	Term Loan, 4.34%, Maturing October 2, 2014	2,859,168
National Mentor Holdings, Inc.
	8,821,689	Term Loan, 3.22%, Maturing June 29, 2013	6,013,454
	537,104	Term Loan, 4.59%, Maturing June 29, 2013	366,126
Nyco Holdings
	2,859,137	Term Loan, 3.47%, Maturing December 29, 2014	2,298,543
EUR	4,768,945	Term Loan, 3.78%, Maturing December 29, 2014	5,125,128
	2,859,137	Term Loan, 4.22%, Maturing December 29, 2015	2,298,543
EUR	4,768,945	Term Loan, 4.53%, Maturing December 29, 2015	5,125,128
Psychiatric Solutions, Inc.
	987,927	Term Loan, 2.21%, Maturing May 31, 2014	915,067
RadNet Management, Inc.
	2,433,960	Term Loan, 5.06%, Maturing November 15, 2012	1,995,847
ReAble Therapeutics Finance, LLC
	8,926,548	Term Loan, 2.89%, Maturing November 16, 2013	8,167,792
Select Medical Holding Corp.
	1,000,000	Revolving Loan, 2.31%, Maturing February 24, 2010(5)	810,000
	4,616,267	Term Loan, 3.25%, Maturing February 24, 2012	4,103,862
Sunrise Medical Holdings, Inc.
	3,534,116	Term Loan, 4.82%, Maturing May 13, 2010	1,855,411
Vanguard Health Holding Co., LLC
	10,638,374	Term Loan, 2.68%, Maturing September 23, 2011	10,056,593

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Healthcare (continued)

Viant Holdings, Inc.
	1,783,267	Term Loan, 3.47%, Maturing June 25, 2014	$1,346,366

			$290,664,493

Home Furnishings — 1.2%

Dometic Corp.
	2,790,150	Term Loan, 4.15%, Maturing December 31, 2014	$520,829
	1,788,692	Term Loan, 4.65%, Maturing December 31, 2014	333,890
	421,159	Term Loan, 4.65%, Maturing December 31, 2014	78,616
Hunter Fan Co.
	3,612,211	Term Loan, 3.01%, Maturing April 16, 2014	1,914,472
Interline Brands, Inc.
	5,583,047	Term Loan, 2.12%, Maturing June 23, 2013	4,271,031
	3,064,113	Term Loan, 2.12%, Maturing June 23, 2013	2,344,046
National Bedding Co., LLC
	10,622,387	Term Loan, 2.46%, Maturing August 31, 2011	6,267,208
	1,500,000	Term Loan — Second Lien, 5.46%, Maturing August 31, 2012	534,000
Oreck Corp.
	4,153,518	Term Loan, 0.00%, Maturing February 2, 2012(4)(6)	1,349,893
Sanitec, Ltd. Oy
EUR	4,394,410	Term Loan, 0.00%, Maturing April 7, 2013(4)	1,325,648
EUR	4,394,410	Term Loan, 0.00%, Maturing April 7, 2014(4)	1,325,648
Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.90%, Maturing April 6, 2012(5)	1,950,000
	7,510,532	Term Loan, 4.99%, Maturing August 25, 2012	5,867,603
Simmons Co.
	18,290,235	Term Loan, 10.50%, Maturing December 19, 2011	14,502,638
	2,617,547	Term Loan, 8.22%, Maturing February 15, 2012(2)	59,332

			$42,644,854

Industrial Equipment — 2.0%

CEVA Group PLC U.S.
	331,882	Term Loan, 3.44%, Maturing January 4, 2014	$168,430
EUR	1,341,755	Term Loan, 3.70%, Maturing January 4, 2014	940,896
EUR	642,913	Term Loan, 3.97%, Maturing January 4, 2014	450,839
EUR	1,091,740	Term Loan, 3.97%, Maturing January 4, 2014	765,575
	39,740	Term Loan, 4.22%, Maturing January 4, 2014	20,168
EUR	1,135,787	Term Loan, 4.53%, Maturing January 4, 2014	796,463
EPD Holdings (Goodyear Engineering Products)
	719,943	Term Loan, 2.97%, Maturing July 13, 2014	364,772
	11,921,846	Term Loan, 2.97%, Maturing July 13, 2014	6,040,406
	2,000,000	Term Loan — Second Lien, 6.22%, Maturing July 13, 2015	357,500
Flowserve Corp.
	3,579,407	Term Loan, 2.74%, Maturing August 10, 2012	3,474,262
FR Brand Acquisition Corp.
	9,011,075	Term Loan, 3.49%, Maturing February 7, 2014	6,127,531
Generac Acquisition Corp.
	9,694,434	Term Loan, 3.00%, Maturing November 7, 2013	6,357,930
Gleason Corp.
	1,940,737	Term Loan, 2.97%, Maturing June 30, 2013	1,654,478
	1,518,056	Term Loan, 2.97%, Maturing June 30, 2013	1,294,143
Heating Finance PLC (Baxi)
EUR	3,253,597	Revolving Loan, 5.24%, Maturing December 27, 2010(5)	2,116,545
GBP	1,712,363	Term Loan, 5.26%, Maturing December 27, 2010	1,589,573
Jason, Inc.
	1,749,077	Term Loan, 3.73%, Maturing April 30, 2010	918,265
John Maneely Co.
	20,078,939	Term Loan, 4.11%, Maturing December 8, 2013	14,582,329
KION Group GmbH
	2,250,000	Term Loan, 2.43%, Maturing December 23, 2014	767,813
	2,250,000	Term Loan, 2.93%, Maturing December 23, 2015	767,813
Polypore, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing July 3, 2013(5)	1,450,000
	17,099,135	Term Loan, 2.50%, Maturing July 3, 2014	14,705,256
EUR	1,094,992	Term Loan, 2.96%, Maturing July 3, 2014	1,086,588
TFS Acquisition Corp.
	4,377,652	Term Loan, 4.72%, Maturing August 11, 2013	2,024,664

			$68,822,239

Insurance — 1.6%

Alliant Holdings I, Inc.
	6,968,378	Term Loan, 4.23%, Maturing August 21, 2014	$5,470,176
CCC Information Services Group, Inc.
	7,340,248	Term Loan, 2.68%, Maturing February 10, 2013	6,496,119
Conseco, Inc.
	23,117,297	Term Loan, 6.50%, Maturing October 10, 2013	9,709,265
Crump Group, Inc.
	5,852,564	Term Loan, 3.43%, Maturing August 4, 2014	4,389,423
Getty Images, Inc.
	8,714,688	Term Loan, 6.25%, Maturing July 2, 2015	8,544,028
Hub International Holdings, Inc.
	1,644,981	Term Loan, 3.72%, Maturing June 13, 2014	1,283,085
	11,708,455	Term Loan, 3.72%, Maturing June 13, 2014	9,132,595
U.S.I. Holdings Corp.
	13,996,823	Term Loan, 3.97%, Maturing May 4, 2014	9,774,443

			$54,799,134

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Leisure Goods/Activities/Movies — 5.4%

24 Hour Fitness Worldwide, Inc.
	2,936,863	Term Loan, 3.31%, Maturing June 8, 2012	$1,938,330
AMC Entertainment, Inc.
	15,440,430	Term Loan, 1.94%, Maturing January 26, 2013	14,344,159
AMF Bowling Worldwide, Inc.
	2,960,871	Term Loan, 3.74%, Maturing June 8, 2013	1,754,316
Bombardier Recreational Products
	16,400,000	Term Loan, 3.95%, Maturing June 28, 2013	8,364,000
Carmike Cinemas, Inc.
	5,839,424	Term Loan, 5.19%, Maturing May 19, 2012	4,973,244
	4,634,438	Term Loan, 6.13%, Maturing May 19, 2012	3,946,998
Cedar Fair, L.P.
	4,862,501	Term Loan, 2.43%, Maturing August 31, 2011	4,428,927
	6,879,675	Term Loan, 2.43%, Maturing August 30, 2012	6,266,235
Cinemark, Inc.
	23,221,615	Term Loan, 2.29%, Maturing October 5, 2013	21,721,893
Dave & Buster’s, Inc.
	815,456	Term Loan, 3.29%, Maturing March 8, 2013	742,065
	2,065,523	Term Loan, 3.29%, Maturing March 8, 2013	1,879,626
Deluxe Entertainment Services
	4,886,498	Term Loan, 3.00%, Maturing January 28, 2011	3,518,278
	271,434	Term Loan, 3.47%, Maturing January 28, 2011	195,433
	479,270	Term Loan, 3.47%, Maturing January 28, 2011	345,074
DW Funding, LLC
	3,435,349	Term Loan, 3.07%, Maturing April 30, 2011	2,816,986
Easton-Bell Sports, Inc.
	6,628,842	Term Loan, 2.85%, Maturing March 16, 2012	5,717,377
Fender Musical Instruments Corp.
	1,303,467	Term Loan, 2.76%, Maturing June 9, 2014	671,286
	4,545,667	Term Loan, 3.47%, Maturing June 9, 2014	2,341,019
Mega Blocks, Inc.
	1,876,396	Term Loan, 9.75%, Maturing July 26, 2012	656,738
Metro-Goldwyn-Mayer Holdings, Inc.
	37,670,730	Term Loan, 3.68%, Maturing April 8, 2012	18,474,366
National CineMedia, LLC
	14,250,000	Term Loan, 3.08%, Maturing February 13, 2015	12,700,313
Odeon
GBP	623,547	Term Loan, 4.57%, Maturing April 2, 2015	678,918
GBP	623,547	Term Loan, 4.94%, Maturing April 2, 2016	678,918
Regal Cinemas Corp.
	22,992,519	Term Loan, 4.97%, Maturing November 10, 2010	22,220,108
Revolution Studios Distribution Co., LLC
	5,810,775	Term Loan, 4.18%, Maturing December 21, 2014	4,735,781
Six Flags Theme Parks, Inc.
	12,327,329	Term Loan, 3.37%, Maturing April 30, 2015	9,368,770
Southwest Sports Group, LLC
	9,500,000	Term Loan, 5.75%, Maturing December 22, 2010	5,533,750
Ticketmaster
	1,000,000	Term Loan, 4.23%, Maturing July 22, 2014	930,000
Universal City Development Partners, Ltd.
	8,996,088	Term Loan, 6.00%, Maturing June 9, 2011	8,580,019
WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(5)	351,000
	12,304,766	Term Loan, 2.80%, Maturing February 28, 2011	11,388,061
Zuffa, LLC
	5,448,636	Term Loan, 2.50%, Maturing June 20, 2016	4,495,125

			$186,757,113

Lodging and Casinos — 1.9%

Choctaw Resort Development Enterprise
	2,589,774	Term Loan, 6.00%, Maturing November 4, 2011	$2,201,308
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 3.48%, Maturing November 20, 2014	1,348,058
GBP	1,500,000	Term Loan, 3.98%, Maturing November 20, 2015	1,348,058
Green Valley Ranch Gaming, LLC
	6,998,577	Term Loan, 3.46%, Maturing February 16, 2014	2,941,901
Harrah’s Operating Co.
	2,970,000	Term Loan, 3.87%, Maturing January 28, 2015	2,129,119
	4,970,000	Term Loan, 4.09%, Maturing January 28, 2015	3,553,550
Herbst Gaming, Inc.
	6,244,796	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,384,265
	2,482,768	Term Loan, 0.00%, Maturing December 2, 2011(4)	550,348
Isle of Capri Casinos, Inc.
	3,122,694	Term Loan, 2.18%, Maturing November 30, 2013	2,529,382
	4,319,395	Term Loan, 2.97%, Maturing November 30, 2013	3,498,710
	135,135	Term Loan, 2.97%, Maturing November 30, 2013	109,459
LodgeNet Entertainment Corp.
	5,495,363	Term Loan, 3.16%, Maturing April 4, 2014	3,865,070
New World Gaming Partners, Ltd.
	9,648,698	Term Loan, 3.71%, Maturing June 30, 2014	4,776,105
	954,167	Term Loan, 3.71%, Maturing June 30, 2014	472,313
Penn National Gaming, Inc.
	11,708,111	Term Loan, 2.34%, Maturing October 3, 2012	10,986,107
Scandic Hotels
EUR	1,724,568	Term Loan, 5.83%, Maturing April 25, 2015	908,147
EUR	1,724,568	Term Loan, 6.33%, Maturing April 25, 2016	908,147
Venetian Casino Resort/Las Vegas Sands, Inc.
	8,939,117	Term Loan, 2.18%, Maturing May 14, 2014	5,448,794
	22,925,000	Term Loan, 2.18%, Maturing May 23, 2014	13,973,819

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

VML US Finance, LLC
	3,333,333	Term Loan, 2.68%, Maturing May 25, 2012	$2,454,167
	2,000,000	Term Loan, 2.68%, Maturing May 25, 2013	1,472,500

			$66,859,327

Nonferrous Metals/Minerals — 1.0%

Compass Minerals Group, Inc.
	1,280,116	Term Loan, 2.38%, Maturing December 22, 2012	$1,220,910
Euramax International, Inc.
	1,415,348	Term Loan, 0.00%, Maturing June 28, 2012(4)	339,684
GBP	894,677	Term Loan, 0.00%, Maturing June 29, 2012(4)	661,770
Murray Energy Corp.
	7,224,495	Term Loan, 6.94%, Maturing January 28, 2010	6,863,270
Noranda Aluminum Acquisition
	6,771,542	Term Loan, 2.45%, Maturing May 18, 2014	3,842,850
Novelis, Inc.
	2,004,121	Term Loan, 2.43%, Maturing June 28, 2014	1,441,965
	4,409,110	Term Loan, 3.22%, Maturing June 28, 2014	3,172,354
Oxbow Carbon and Mineral Holdings
	1,429,651	Term Loan, 2.43%, Maturing May 8, 2014	1,253,328
	14,994,246	Term Loan, 2.75%, Maturing May 8, 2014	13,144,961
Tube City IMS Corp.
	3,846,517	Term Loan, 3.22%, Maturing January 25, 2014	1,923,258
	475,760	Term Loan, 3.46%, Maturing January 25, 2014	237,880

			$34,102,230

Oil and Gas — 2.1%

Atlas Pipeline Partners, L.P.
	8,460,000	Term Loan, 3.18%, Maturing July 20, 2014	$7,888,950
Citgo Petroleum Corp.
	4,790,438	Term Loan, 1.80%, Maturing November 15, 2012	4,191,633
Dresser, Inc.
	13,094,561	Term Loan, 3.45%, Maturing May 4, 2014	11,277,690
Dynegy Holdings, Inc.
	26,178,793	Term Loan, 1.93%, Maturing April 2, 2013	23,487,299
	1,274,890	Term Loan, 1.93%, Maturing April 2, 2013	1,143,816
Enterprise GP Holdings, L.P.
	2,376,000	Term Loan, 3.12%, Maturing October 31, 2014	2,245,320
Hercules Offshore, Inc.
	5,236,849	Term Loan, 2.96%, Maturing July 6, 2013	3,576,768
Precision Drilling Corp.
	4,937,500	Term Loan, 9.25%, Maturing September 30, 2014	4,456,094
Targa Resources, Inc.
	8,081,074	Term Loan, 2.44%, Maturing October 31, 2012	7,076,710
	7,371,764	Term Loan, 2.44%, Maturing October 31, 2012	6,455,557

			$71,799,837

Publishing — 6.7%

American Media Operations, Inc.
	23,933,580	Term Loan, 10.00%, Maturing January 31, 2013	$13,238,261
Aster Zweite Beteiligungs GmbH
EUR	708,499	Term Loan, 3.94%, Maturing September 27, 2013	493,706
	6,825,000	Term Loan, 4.01%, Maturing September 27, 2013	3,588,810
Black Press US Partnership
	894,370	Term Loan, 3.26%, Maturing August 2, 2013	263,839
	1,473,079	Term Loan, 3.26%, Maturing August 2, 2013	434,558
CanWest MediaWorks, Ltd.
	7,270,500	Term Loan, 3.26%, Maturing July 10, 2014	2,871,847
Dex Media West, LLC
	9,355,000	Term Loan, 0.00%, Maturing October 24, 2014(4)	6,332,166
GateHouse Media Operating, Inc.
	14,939,609	Term Loan, 2.44%, Maturing August 28, 2014	3,777,585
	5,640,391	Term Loan, 2.47%, Maturing August 28, 2014	1,426,212
	9,350,000	Term Loan, 2.72%, Maturing August 28, 2014	2,364,213
Hanley-Wood, LLC
	7,392,841	Term Loan, 2.71%, Maturing March 8, 2014	2,368,023
Idearc, Inc.
	41,609,318	Term Loan, 0.00%, Maturing November 17, 2014(4)	16,372,101
Laureate Education, Inc.
	1,019,469	Term Loan, 4.34%, Maturing August 17, 2014	756,446
	6,809,405	Term Loan, 4.34%, Maturing August 17, 2014	5,052,578
Local Insight Regatta Holdings, Inc.
	1,683,069	Term Loan, 7.75%, Maturing April 23, 2015	788,939
MediaNews Group, Inc.
	7,330,222	Term Loan, 5.72%, Maturing August 25, 2010	1,392,742
	3,343,412	Term Loan, 7.72%, Maturing August 2, 2013	657,539
Mediannuaire Holding
EUR	2,100,000	Term Loan, 2.49%, Maturing October 24, 2013	1,991,266
EUR	1,937,631	Term Loan, 3.91%, Maturing October 10, 2014	1,066,063
EUR	1,937,631	Term Loan, 4.41%, Maturing October 10, 2015	1,066,063
Merrill Communications, LLC
	10,215,920	Term Loan, 3.50%, Maturing August 9, 2009	6,716,968
Nebraska Book Co., Inc.
	8,908,460	Term Loan, 7.77%, Maturing March 4, 2011	8,106,699
Nelson Education, Ltd.
	295,500	Term Loan, 3.72%, Maturing July 5, 2014	184,688
Newspaper Holdings, Inc.
	19,850,210	Term Loan, 2.81%, Maturing July 24, 2014	6,947,574

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Publishing (continued)

Nielsen Finance, LLC
	39,721,492	Term Loan, 2.47%, Maturing August 9, 2013	$33,781,342
Philadelphia Newspapers, LLC
	5,002,642	Term Loan, 0.00%, Maturing June 29, 2013(4)	1,233,987
R.H. Donnelley Corp.
	27,105,775	Term Loan, 6.75%, Maturing June 30, 2010	18,364,163
	6,297,274	Term Loan, 6.75%, Maturing June 30, 2011	4,219,173
Reader’s Digest Association, Inc. (The)
	8,000,000	Revolving Loan, 3.50%, Maturing March 2, 2013(5)	1,960,000
	36,228,094	Term Loan, 3.29%, Maturing March 2, 2014	12,408,122
Seat Pagine Gialle SpA
EUR	6,526,833	Term Loan, 3.20%, Maturing May 25, 2012	6,284,839
SGS International, Inc.
	976,061	Term Loan, 4.02%, Maturing December 30, 2011	756,447
	1,108,751	Term Loan, 4.02%, Maturing December 30, 2011	859,282
Source Interlink Companies, Inc.
	1,800,681	DIP Term Loan, Maturing July 31, 2009(3)	1,746,660
	4,962,217	Term Loan, 0.00%, Maturing August 1, 2014(4)	1,984,887
Source Media, Inc.
	10,363,990	Term Loan, 5.43%, Maturing November 8, 2011	5,337,455
Springer Science+Business Media
	970,925	Term Loan, 3.81%, Maturing May 5, 2010	802,631
Star Tribune Co. (The)
	8,196,250	Term Loan, 0.00%, Maturing March 5, 2014(4)	1,120,157
Thomas Nelson, Inc.
	1,585,142	Term Loan, 8.75%, Maturing June 12, 2012	435,914
Trader Media Corp.
GBP	12,310,500	Term Loan, 3.03%, Maturing March 23, 2015	10,371,471
Tribune Co.
	1,666,667	DIP Loan, 2.77%, Maturing April 10, 2010(5)	1,620,833
	1,666,667	DIP Loan, 9.00%, Maturing April 10, 2010	1,672,917
	4,790,857	Term Loan, 0.00%, Maturing August 17, 2009(4)	1,398,930
	18,924,623	Term Loan, 0.00%, Maturing May 17, 2014(4)	4,880,982
	8,553,067	Term Loan, 0.00%, Maturing May 17, 2014(4)	2,509,795
World Directories Acquisition
EUR	8,776,758	Term Loan, 3.60%, Maturing May 31, 2014	5,612,719
Xsys, Inc.
EUR	2,750,000	Term Loan, 3.94%, Maturing September 27, 2013	1,916,291
EUR	791,501	Term Loan, 3.94%, Maturing September 27, 2013	551,544
	7,701,575	Term Loan, 4.01%, Maturing September 27, 2013	4,049,742
EUR	2,750,000	Term Loan, 3.94%, Maturing September 27, 2014	1,916,291
	7,866,565	Term Loan, 4.01%, Maturing September 27, 2014	4,136,499
EUR	1,000,000	Term Loan — Second Lien, 7.29%, Maturing September 27, 2015	264,620
Yell Group, PLC
	19,025,000	Term Loan, 3.43%, Maturing February 10, 2013	9,818,251

			$230,274,830

Radio and Television — 4.6%

Block Communications, Inc.
	6,874,112	Term Loan, 3.22%, Maturing December 22, 2011	$5,739,883
Citadel Broadcasting Corp.
	32,925,000	Term Loan, 2.95%, Maturing June 12, 2014	13,622,719
CMP Susquehanna Corp.
	4,000,000	Revolving Loan, 2.73%, Maturing May 5, 2011(5)	1,360,000
	10,569,474	Term Loan, 2.48%, Maturing May 5, 2013	4,621,946
Cumulus Media, Inc.
	13,433,739	Term Loan, 2.21%, Maturing June 11, 2014	6,851,207
Discovery Communications, Inc.
	4,778,322	Term Loan, 3.22%, Maturing April 30, 2014	4,489,234
Emmis Operating Co.
	6,926,755	Term Loan, 3.08%, Maturing November 2, 2013	4,000,201
Gray Television, Inc.
	8,465,838	Term Loan, 4.00%, Maturing January 19, 2015	3,746,133
HIT Entertainment, Inc.
	1,445,882	Term Loan, 3.49%, Maturing March 20, 2012	788,006
Intelsat Corp.
	12,382,633	Term Loan, 2.99%, Maturing January 3, 2014	11,336,994
	12,378,872	Term Loan, 2.99%, Maturing January 3, 2014	11,333,550
	12,378,872	Term Loan, 2.99%, Maturing January 3, 2014	11,333,550
Local TV Finance, LLC
	1,965,000	Term Loan, 2.43%, Maturing May 7, 2013	928,463
NEP II, Inc.
	5,287,006	Term Loan, 2.69%, Maturing February 16, 2014	4,520,390
Nexstar Broadcasting, Inc.
	8,264,858	Term Loan, 2.79%, Maturing October 1, 2012	5,124,212
	10,818,590	Term Loan, 2.97%, Maturing October 1, 2012	6,707,526
NextMedia Operating, Inc.
	274,837	Term Loan, 5.25%, Maturing November 15, 2012	135,586
	616,247	Term Loan, 6.25%, Maturing November 15, 2012	304,015
Paxson Communications Corp.
	14,925,000	Term Loan, 0.00%, Maturing January 15, 2012(4)	3,754,578
Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 2.00%, Maturing June 25, 2014	6,250,029
Spanish Broadcasting System, Inc.
	11,724,209	Term Loan, 2.97%, Maturing June 10, 2012	4,308,647
Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 2.97%, Maturing January 19, 2015	6,086,537
EUR	6,300,000	Term Loan, 4.46%, Maturing January 19, 2016	6,086,537

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Radio and Television (continued)

Univision Communications, Inc.
	52,733,221	Term Loan, 2.68%, Maturing September 29, 2014	$32,444,115
Young Broadcasting, Inc.
	8,284,525	Term Loan, 4.75%, Maturing November 3, 2012	3,251,676
	972,500	Term Loan, 4.75%, Maturing November 3, 2012	381,706

			$159,507,440

Rail Industries — 0.6%

Kansas City Southern Railway Co.
	7,875,831	Term Loan, 2.75%, Maturing April 26, 2013	$6,871,663
	1,965,000	Term Loan, 2.48%, Maturing April 28, 2013	1,709,550
Rail America, Inc.
	760,000	Term Loan, 5.20%, Maturing August 14, 2009	680,200
	11,740,000	Term Loan, 5.20%, Maturing August 13, 2010	10,507,300

			$19,768,713

Retailers (Except Food and Drug) — 1.8%

American Achievement Corp.
	2,751,351	Term Loan, 2.70%, Maturing March 25, 2011	$2,366,162
Amscan Holdings, Inc.
	4,385,500	Term Loan, 3.65%, Maturing May 25, 2013	3,771,530
Cumberland Farms, Inc.
	2,859,614	Term Loan, 2.82%, Maturing September 29, 2013	2,344,883
Harbor Freight Tools USA, Inc.
	6,358,870	Term Loan, 9.58%, Maturing July 15, 2010	5,102,993
Josten’s Corp.
	2,000,000	Revolving Loan, 2.18%, Maturing October 4, 2009(5)	1,450,000
	5,046,422	Term Loan, 2.50%, Maturing October 4, 2011	4,731,020
Mapco Express, Inc.
	2,303,201	Term Loan, 5.75%, Maturing April 28, 2011	1,900,141
Orbitz Worldwide, Inc.
	9,608,700	Term Loan, 3.97%, Maturing July 25, 2014	3,539,201
Oriental Trading Co., Inc.
	13,221,820	Term Loan, 7.50%, Maturing July 31, 2013	7,880,204
	2,000,000	Term Loan — Second Lien, 6.43%, Maturing January 31, 2013	432,500
Rent-A-Center, Inc.
	5,840,244	Term Loan, 2.22%, Maturing November 15, 2012	5,548,232
Rover Acquisition Corp.
	1,950,076	Term Loan, 3.16%, Maturing October 26, 2013	1,762,868
Savers, Inc.
	2,761,675	Term Loan, 3.25%, Maturing August 11, 2012	2,402,657
	3,021,483	Term Loan, 3.25%, Maturing August 11, 2012	2,628,690
The Yankee Candle Company, Inc.
	9,488,884	Term Loan, 3.21%, Maturing February 6, 2014	7,952,871
Vivarte
EUR	4,613,847	Term Loan, 3.02%, Maturing May 29, 2015	3,427,289
EUR	244,128	Term Loan, 3.02%, Maturing May 29, 2015	181,345
EUR	62,776	Term Loan, 3.02%, Maturing May 29, 2015	46,632
EUR	4,613,847	Term Loan, 3.52%, Maturing May 29, 2016	3,454,173
EUR	244,128	Term Loan, 3.52%, Maturing May 29, 2016	182,767
EUR	62,776	Term Loan, 3.52%, Maturing May 29, 2016	46,997

			$61,153,155

Steel — 0.1%

Algoma Acquisition Corp.
	4,295,063	Term Loan, 2.93%, Maturing June 20, 2013	$2,491,137

			$2,491,137

Surface Transport — 0.4%

Delphi Acquisition Holding, Inc.
	1,459,163	Term Loan, 3.22%, Maturing April 10, 2015	$800,107
	1,459,163	Term Loan, 4.10%, Maturing April 10, 2016	800,107
Oshkosh Truck Corp.
	3,435,000	Term Loan, 7.24%, Maturing December 6, 2013	2,836,022
Ozburn-Hessey Holding Co., LLC
	3,853,745	Term Loan, 4.36%, Maturing August 9, 2012	2,986,652
Swift Transportation Co., Inc.
	6,000,000	Term Loan, 3.71%, Maturing May 10, 2012	3,360,000
	5,073,686	Term Loan, 3.81%, Maturing May 10, 2014	3,117,146

			$13,900,034

Telecommunications — 3.1%

Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 2.97%, Maturing February 1, 2012	$2,402,344
	8,111,697	Term Loan, 2.97%, Maturing February 1, 2012	7,458,706
Asurion Corp.
	19,000,000	Term Loan, 3.78%, Maturing July 13, 2012	16,596,500
	2,000,000	Term Loan — Second Lien, 6.97%, Maturing January 13, 2013	1,540,000
BCM Luxembourg, Ltd.
EUR	2,462,069	Term Loan, 2.85%, Maturing September 30, 2014	2,118,983
EUR	2,462,343	Term Loan, 3.10%, Maturing September 30, 2015	2,119,219
Cellular South, Inc.
	2,981,250	Term Loan, 2.19%, Maturing May 29, 2014	2,720,391
	6,817,310	Term Loan, 2.19%, Maturing May 29, 2014	6,220,795
Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 3.25%, Maturing February 9, 2010(5)	3,960,000
	9,147,788	Term Loan, 3.22%, Maturing February 9, 2011	9,074,276

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Telecommunications (continued)

CommScope, Inc.
	14,220,108	Term Loan, 3.57%, Maturing November 19, 2014	$12,647,008
FairPoint Communications, Inc.
	4,089,827	Term Loan, 5.75%, Maturing March 31, 2015	2,067,637
Intelsat Subsidiary Holding Co.
	7,617,032	Term Loan, 2.99%, Maturing July 3, 2013	7,022,904
Iowa Telecommunications Services
	2,500,000	Term Loan, Maturing November 23, 2011(3)	2,293,750
IPC Systems, Inc.
	8,571,410	Term Loan, 3.47%, Maturing May 31, 2014	4,728,564
GBP	344,865	Term Loan, 3.91%, Maturing May 31, 2014	295,902
Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867,100	Term Loan, 2.85%, Maturing December 26, 2014	7,178,920
NTelos, Inc.
	5,804,855	Term Loan, 2.68%, Maturing August 24, 2011	5,534,930
Palm, Inc.
	5,762,250	Term Loan, 3.94%, Maturing April 24, 2014	3,673,434
Telesat Canada, Inc.
	2,784,109	Term Loan, 3.55%, Maturing October 22, 2014	2,575,880
	239,123	Term Loan, 4.22%, Maturing October 22, 2014	221,238
Windstream Corp.
	4,311,247	Term Loan, 2.07%, Maturing July 17, 2013	4,045,161

			$106,496,542

Utilities — 1.9%

AEI Finance Holding, LLC
	1,604,820	Revolving Loan, 3.44%, Maturing March 30, 2012	$1,043,133
	10,193,864	Term Loan, 4.22%, Maturing March 30, 2014	6,626,012
BRSP, LLC
	12,216,729	Term Loan, 5.55%, Maturing July 13, 2009	10,078,802
Calpine Corp.
	2,000,000	DIP Loan, Maturing March 29, 2014(3)	1,710,626
Covanta Energy Corp.
	4,807,000	Term Loan, 1.98%, Maturing February 9, 2014	4,470,510
	2,909,601	Term Loan, 2.69%, Maturing February 9, 2014	2,705,929
NRG Energy, Inc.
	14,779,707	Term Loan, 2.72%, Maturing June 1, 2014	13,792,851
	7,894,815	Term Loan, 2.82%, Maturing June 1, 2014	7,367,670
NSG Holdings, LLC
	202,483	Term Loan, 2.82%, Maturing June 15, 2014	186,284
	1,274,755	Term Loan, 2.82%, Maturing June 15, 2014	1,172,775
TXU Texas Competitive Electric Holdings Co., LLC
	7,250,327	Term Loan, 3.97%, Maturing October 10, 2014	4,916,215
	15,257,504	Term Loan, 3.97%, Maturing October 10, 2014	10,366,436

			$64,437,243

Total Senior Floating-Rate Interests
(identified cost $4,364,883,842)			$3,225,830,269

Corporate Bonds & Notes — 0.2%

Principal
Amount
(000’s omitted)		Security	Value

Chemicals and Plastics — 0.0%

Wellman Holdings, Inc.
	$1,022	5.00%, 1/29/19(6)	$303,227

			$303,227

Ecological Services and Equipment — 0.0%

Environmental Systems Products Holdings, Inc., Junior Notes
	$1,346	18.00%, 3/31/15(2)(6)	$119,296

			$119,296

Electronics/Electrical — 0.0%

NXP BV/NXP Funding, LLC, Variable Rate
	$6,300	3.881%, 10/15/13	$1,819,125

			$1,819,125

Radio and Television — 0.0%

Paxson Communications Corp., Variable Rate
	$3,000	4.381%, 1/15/12(7)	$795,000

			$795,000

Telecommunications — 0.2%

Qwest Corp., Sr. Notes, Variable Rate
	$5,850	4.57%, 6/15/13	$5,323,500

			$5,323,500

Total Corporate Bonds & Notes
(identified cost $15,562,101)			$8,360,148

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Common Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%

105,145	Hayes Lemmerz International(9)	$17,770

		$17,770

Chemicals and Plastics — 0.0%

1,022	Wellman Holdings, Inc.(6)(9)	$263,036

		$263,036

Ecological Services and Equipment — 0.0%

2,484	Environmental Systems Products Holdings, Inc.(6)(9)(10)	$0

		$0

Total Common Stocks
(identified cost $1,359,346)		$280,806

Asset Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$860	Alzette European CLO SA, Series 2004-1A, Class E2, 7.82%, 12/15/20(8)	$68,825
3,190	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 4.826%, 6/15/29(7)(8)	2,974,964
1,029	Avalon Capital Ltd. 3, Series 1A, Class D, 3.199%, 2/24/19(7)(8)	61,742
1,361	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(7)(8)	81,642
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(7)(8)	45,000
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.678%, 8/11/16(7)(8)	120,000
926	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.784%, 3/8/17(8)	55,555
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 7.31%, 1/15/18(7)(8)	160,000

Total Asset Backed Securities
(identified cost $12,311,252)		$3,567,728

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%

350	Hayes Lemmerz International(9)(10)	$382

Ecological Services and Equipment — 0.0%

1,138	Environmental Systems Products Holdings, Inc., Series A(6)(9)(10)	$50,083

Total Preferred Stocks
(identified cost $37,415)		$50,465

Closed-End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$32,600

Total Closed-End Investment Companies
(identified cost $72,148)		$32,600

Short-Term Investments — 8.6%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(11)	$294,534	$294,534,134

Total Short-Term Investments
(identified cost $294,534,134)		$294,534,134

Total Investments — 102.6%
(identified cost $4,688,760,238)		$3,532,656,150

Less Unfunded Loan Commitments — (1.1)%		$(37,395,771)

Net Investments — 101.5%
(identified cost $4,651,364,467)		$3,495,260,379

Other Assets, Less Liabilities — (1.5)%		$(52,535,451)

Net Assets — 100.0%		$3,442,724,928

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

DIP - Debtor in Possession
REIT - Real Estate Investment Trust
CHF - Swiss Franc
EUR - Euro
GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	This Senior Loan will settle after April 30, 2009, at which time the interest rate will be determined.

(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for the description.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $4,307,173 or 0.1% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2009.

(9)	Non-income producing security.

(10)	Restricted security. See Note 5.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $4,356,830,333)	$3,200,726,245
Affiliated investment, at value (identified cost, $294,534,134)	294,534,134
Cash	29,000,000
Foreign currency, at value (identified cost, $96,472)	97,004
Receivable for investments sold	36,316,437
Dividends and interest receivable	20,630,776
Interest receivable from affiliated investment	20,776
Receivable for closed swap contracts	32,001
Prepaid expenses	390,202

Total assets	$3,581,747,575

Liabilities

Payable for investments purchased	$135,073,964
Payable for open forward foreign currency contracts	2,143,397
Payable to affiliate for investment adviser fee	1,310,585
Payable to affiliate for Trustees’ fees	4,208
Accrued expenses	490,493

Total liabilities	$139,022,647

Net assets applicable to investors’ interest in Portfolio	$3,442,724,928

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$4,600,182,729
Net unrealized depreciation (computed on the basis of identified cost)	(1,157,457,801)

Total	$3,442,724,928

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest	$102,810,598
Dividends	2,680
Interest income allocated from affiliated investment	439,328
Expenses allocated from affiliated investment	(305,880)

Total investment income	$102,946,726

Expenses

Investment adviser fee	$7,459,243
Trustees’ fees and expenses	25,250
Legal and accounting services	526,504
Custodian fee	424,037
Interest expense and fees	416,709
Miscellaneous	135,240

Total expenses	$8,986,983

Deduct —
Reduction of custodian fee	$5,721

Total expense reductions	$5,721

Net expenses	$8,981,262

Net investment income	$93,965,464

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(106,868,395)
Swap contracts	290,447
Foreign currency and forward foreign currency exchange contract transactions	1,564,877

Net realized loss	$(105,013,071)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$185,991,660
Foreign currency and forward foreign currency exchange contracts	(9,215,499)

Net change in unrealized appreciation (depreciation)	$176,776,161

Net realized and unrealized gain	$71,763,090

Net increase in net assets from operations	$165,728,554

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$93,965,464	$300,321,531
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(105,013,071)	(60,661,120)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, foreign currency and forward foreign currency exchange contracts	176,776,161	(1,233,858,485)

Net increase (decrease) in net assets from operations	$165,728,554	$(994,198,074)

Capital transactions —
Contributions	$924,674,370	$1,218,146,557
Withdrawals	(703,888,344)	(4,019,337,678)

Net increase (decrease) in net assets from capital transactions	$220,786,026	$(2,801,191,121)

Net increase (decrease) in net assets	$386,514,580	$(3,795,389,195)

Net Assets

At beginning of period	$3,056,210,348	$6,851,599,543

At end of period	$3,442,724,928	$3,056,210,348

See notes to financial statements

Floating Rate Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction excluding(1)	0.64	%(2)	0.70%	0.58%	0.54%	0.54%	0.56%
Net investment income	6.47	%(2)	6.50%	6.94%	6.44%	4.68%	3.27%
Portfolio Turnover	12	%(3)	7%	61%	50%	57%	67%

Total Return	4.94	%(3)	(22.24)%	4.62%	6.36%	4.77%	3.93%

Net assets, end of period (000’s omitted)	$3,442,725		$3,056,210	$6,851,600	$7,430,493	$6,506,058	$5,389,638

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 63.9%, 15.7%, 15.1%, 2.7% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using forward exchange rates supplied by a pricing vendor. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of

Floating-Rate Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Floating-Rate Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to 2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $7,752,331 of which $293,088 was allocated from Cash Management and $7,459,243 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.53% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out

Floating-Rate Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $423,749,722 and $349,425,306, respectively, for the six months ended April 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,651,598,841

Gross unrealized appreciation	$6,826,622
Gross unrealized depreciation	(1,163,165,084)

Net unrealized depreciation	$(1,156,338,462)

5   Restricted Securities

At April 30, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0

			$0		$0

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$50,083
Hayes Lemmerz International	6/23/03	350	17,500		382

Total Restricted Securities			$37,415		$50,465

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/29/2009	British Pound Sterling 560,000	United States Dollar 823,452	$(4,962)
5/29/2009	British Pound Sterling 33,520,410	United States Dollar 49,164,386	(422,738)
5/29/2009	Euro 145,496,708	United States Dollar 190,781,104	(1,709,808)
5/29/2009	Swiss Franc 10,812,849	United States Dollar 9,470,998	(5,889)

			$(2,143,397)

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Floating-Rate Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($1 billion prior to March 23, 2009) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.08% prior to March 23, 2009) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Average borrowings and the average interest rate (annualized) for the six months ended April 30, 2009 were $14,861,878 and 1.79%, respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to a greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

The Portfolio adopted Financial Accounting Standard Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$294,584,504	$—
Level 2	Other Significant Observable Inputs	3,196,479,222	(2,143,397)
Level 3	Significant Unobservable Inputs	4,196,653	—

Total		$3,495,260,379	$(2,143,397)

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

Floating-Rate Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$7,048,801
Realized gains (losses)	1,997
Change in net unrealized appreciation (depreciation)*	(4,598,666)
Net purchases (sales)	446,211
Accrued discount (premium)	4,621
Net transfers to (from) Level 3	1,293,689

Balance as of April 30, 2009	$4,196,653

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009 *	$(3,259,140)

*	Amount is included in the related amount on investments in the Statement of Operations.

11   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Fund

Officers Thomas E. Faust Jr. President and Trustee William H. Ahern, Jr. Vice President John R. Baur Vice President	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park

Michael A. Cirami Vice President Cynthia J. Clemson Vice President Charles B. Gaffney Vice President	Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Eaton Vance Floating-Rate Fund

OFFICERS AND TRUSTEES CONT’D

Floating Rate Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1044-6/09	FRSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page Scott H. Page
President
Date:    June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date:    June 16, 2009

By:	/s/ Scott H. Page Scott H. Page
President
Date:    June 16, 2009